Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Financial assets
Interest-bearing deposits with banks	$ 50,434	$ 50,364
Securities
Trading	252,210	219,067
Investment, net of applicable allowance	393,952	342,721
Securities	646,162	561,788
Assets purchased under reverse repurchase agreements and securities borrowed	314,038	309,683
Loans, net of applicable allowance
Loans, net	1,108,730	1,042,422
Other
Derivatives	162,386	177,206
Deposits
Personal	538,618	529,740
Business and government	1,026,919	946,314
Bank	79,036	39,562
Deposits	1,644,573	1,515,616
Other
Obligations related to securities sold short	59,405	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	325,185	289,516
Derivatives	167,038	183,953
Subordinated debentures	13,580	13,961
Financial assets classified as FVTPL [member]
Securities
Trading	244,630	212,878
Securities	244,630	212,878
Assets purchased under reverse repurchase agreements and securities borrowed	236,944	226,213
Loans, net of applicable allowance
Retail	1,382	1,128
Wholesale	12,544	9,724
Loans, net	13,926	10,852
Other
Derivatives	162,386	177,206
Other assets	19,807	14,382
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	40,521	40,455
Securities
Trading	7,580	6,189
Securities	7,580	6,189
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	288,844	240,299
Securities	288,844	240,299
Loans, net of applicable allowance
Retail	433	442
Wholesale	683	690
Loans, net	1,116	1,132
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	1,659	1,496
Securities	1,659	1,496
Financial liabilities classified as FVTPL [member]
Deposits
Personal	1,190	942
Business and government	496	313
Deposits	1,686	1,255
Other
Obligations related to securities sold short	59,405	49,891
Derivatives	167,038	183,953
Financial liabilities designated as FVTPL [member]
Deposits
Personal	45,087	41,302
Business and government	190,637	168,690
Bank	4,195	2,908
Deposits	239,919	212,900
Other
Obligations related to assets sold under repurchase agreements and securities loaned	269,759	242,916
Other liabilities	20,198	21,688
Subordinated debentures	217	232
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	9,913	9,909
Securities
Investment, net of applicable allowance	100,270	98,728
Securities	100,270	98,728
Assets purchased under reverse repurchase agreements and securities borrowed	77,110	83,470
Loans, net of applicable allowance
Retail	674,294	648,413
Wholesale	417,258	382,551
Loans, net	1,091,552	1,030,964
Other
Other assets	64,457	58,487
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	492,732	488,644
Business and government	836,967	779,130
Bank	74,837	36,657
Deposits	1,404,536	1,304,431
Other
Obligations related to assets sold under repurchase agreements and securities loaned	55,426	46,600
Other liabilities	66,292	58,293
Subordinated debentures	13,441	13,887
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	50,434	50,364
Securities
Trading	252,210	219,067
Investment, net of applicable allowance	393,952	342,721
Securities	646,162	561,788
Assets purchased under reverse repurchase agreements and securities borrowed	314,038	309,683
Loans, net of applicable allowance
Retail	677,719	648,402
Wholesale	431,011	394,020
Loans, net	1,108,730	1,042,422
Other
Derivatives	162,386	177,206
Other assets	84,264	72,869
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	9,913	9,909
Securities
Investment, net of applicable allowance	103,449	100,926
Securities	103,449	100,926
Assets purchased under reverse repurchase agreements and securities borrowed	77,094	83,470
Loans, net of applicable allowance
Retail	675,904	646,832
Wholesale	417,784	383,606
Loans, net	1,093,688	1,030,438
Other
Other assets	64,457	58,487
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	50,434	50,364
Securities
Trading	252,210	219,067
Investment, net of applicable allowance	390,773	340,523
Securities	642,983	559,590
Assets purchased under reverse repurchase agreements and securities borrowed	314,054	309,683
Loans, net of applicable allowance
Retail	676,109	649,983
Wholesale	430,485	392,965
Loans, net	1,106,594	1,042,948
Other
Derivatives	162,386	177,206
Other assets	84,264	72,869
Financial liabilities at carrying amount [member]
Deposits
Personal	538,618	529,740
Business and government	1,026,919	946,314
Bank	79,036	39,562
Deposits	1,644,573	1,515,616
Other
Obligations related to securities sold short	59,405	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	325,185	289,516
Derivatives	167,038	183,953
Other liabilities	86,504	79,975
Subordinated debentures	13,580	13,961
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	492,341	487,496
Business and government	835,786	777,311
Bank	74,841	36,654
Deposits	1,402,968	1,301,461
Other
Obligations related to assets sold under repurchase agreements and securities loaned	55,426	46,600
Other liabilities	66,306	58,287
Subordinated debentures	13,363	13,729
Financial liabilities at fair value [member]
Deposits
Personal	539,009	530,888
Business and government	1,028,100	948,133
Bank	79,032	39,565
Deposits	1,646,141	1,518,586
Other
Obligations related to securities sold short	59,405	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	325,185	289,516
Derivatives	167,038	183,953
Other liabilities	86,490	79,981
Subordinated debentures	$ 13,658	$ 14,119